STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) (Common Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common Stock [Member]
Issuance Of Common Stock And Warrants In February And June 2013		$ 5.00
Issuance Of Common Stock And Warrants In April And May 2013		$ 12.50
Issuance Of Common Stock And Warrants In February 2014	$ 2.75